Portfolio of Investments March 31, 2026
QQQX
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.6%
1380612383 COMMON STOCKS - 98 .7% 1380612383
AUTOMOBILES & COMPONENTS - 3.8%
40,233 Ford Motor Co $ 464,289
4,110 Lear Corp 497,639
139,181 (a) Tesla, Inc 51,740,536
TOTAL AUTOMOBILES & COMPONENTS 52,702,464
CAPITAL GOODS - 2.9%
7,468 3M Co 1,084,578
89,008 (a) Archer Aviation, Inc, Class A 460,171
1,460 Carpenter Technology Corp 575,459
9,138 Caterpillar, Inc 6,473,907
3,812 (a),(b) Enovix Corp 19,746
7,764 Fortive Corp 429,194
12,364 GE Vernova, Inc 10,792,536
30,184 General Electric Co 8,565,314
584 HEICO Corp 160,133
2,990 Howmet Aerospace, Inc 689,075
10,196 (a),(b) Intuitive Machines, Inc 189,238
19,436 (a) NuScale Power Corp 210,686
123,983 (a) Plug Power, Inc 280,202
20,293 (a) Red Cat Holdings, Inc 265,635
25,688 (a) Redwire Corp 218,348
38,265 (a),(b) Richtech Robotics, Inc, Class B 79,974
10,300 (a) Rocket Lab Corp 661,466
7,632 Rockwell Automation, Inc 2,738,972
116 TransDigm Group, Inc 134,439
4,996 United Rentals, Inc 3,639,886
5,734 Vertiv Holdings Co, Class A 1,436,826
1,390 WW Grainger, Inc 1,516,226
TOTAL CAPITAL GOODS 40,622,011
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
9,256 (a),(b) BlackSky Technology, Inc 232,881
2,933 Booz Allen Hamilton Holding Corp 228,862
11,688 (a) Planet Labs PBC 326,679
19,119 Robert Half, Inc 485,623
21,890 TETRA Tech, Inc 659,327
9,596 Veralto Corp 848,478
7,562 Waste Connections, Inc 1,228,371
9,915 Waste Management, Inc 2,278,368
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 6,288,589
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.5%
319,017 (a),(c) Amazon.com, Inc 66,441,671
940 (a) AutoZone, Inc 3,175,113
1,817 (a) Burlington Stores, Inc 591,216
1,711 (a) Carvana Co 537,904
52,348 (a) Coupang, Inc 988,330
8,039 Dick's Sporting Goods, Inc 1,594,053
16,562 eBay, Inc 1,507,473
4,795 (a) MercadoLibre, Inc 8,290,651
14,611 (a) Ollie's Bargain Outlet Holdings, Inc 1,344,796
7,621 Pool Corp 1,541,957
181 (a) Savers Value Village, Inc 1,347
22,853 TJX Cos, Inc 3,649,624
7,355 Tractor Supply Co 333,182
6,382 Williams-Sonoma, Inc 1,163,630
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 91,160,947
CONSUMER DURABLES & APPAREL - 0.1%
16,176 (a) Deckers Outdoor Corp 1,619,056
TOTAL CONSUMER DURABLES & APPAREL 1,619,056

Portfolio of Investments March 31, 2026
(continued)
QQQX

SHARES DESCRIPTION VALUE
CONSUMER SERVICES - 2.9%
6,160 Booking Holdings, Inc $ 25,935,571
87,000 (a) Chipotle Mexican Grill, Inc 2,784,870
10,528 Darden Restaurants, Inc 2,063,909
297 Domino's Pizza, Inc 106,560
26,996 Hilton Worldwide Holdings, Inc 8,208,944
27,123 (a),(b) Serve Robotics, Inc 228,918
10,345 Service Corp International 853,566
25,026 (a) Sweetgreen, Inc, Class A 129,885
1,912 Wingstop, Inc 296,303
TOTAL CONSUMER SERVICES 40,608,526
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
25,248 (a) BJ's Wholesale Club Holdings, Inc 2,484,908
2,618 Casey's General Stores, Inc 1,905,538
1,615 Dollar General Corp 191,749
145,319 (a) HF Foods Group, Inc 268,840
35,707 Kroger Co 2,583,759
27,218 (a) Maplebear, Inc 1,019,586
22,357 (a) Performance Food Group Co 1,915,101
25,877 (a) Sprouts Farmers Market, Inc 1,995,893
8,486 Sysco Corp 605,306
10,413 Target Corp 1,262,056
46,686 (a) US Foods Holding Corp 4,304,916
179,119 Walmart, Inc 22,260,909
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 40,798,561
ENERGY - 0.6%
803 (a) Centrus Energy Corp, Class A 139,393
4,902 (a) Clean Energy Fuels Corp 12,157
23,925 (a) Energy Fuels, Inc 436,631
15,890 EQT Corp 1,011,240
7,568 Exxon Mobil Corp 1,283,987
36,559 (a) Sable Offshore Corp 603,955
5,484 Select Water Solutions, Inc 83,905
1,999 Solaris Energy Infrastructure, Inc 112,963
53,009 TechnipFMC plc 3,664,512
1,269 Texas Pacific Land Corp 602,217
15,225 (a) Uranium Energy Corp 205,537
TOTAL ENERGY 8,156,497
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
4,108 Americold Realty Trust, Inc 47,078
55,254 CubeSmart 2,025,059
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,072,137
FINANCIAL SERVICES - 2.2%
5,861 (a) Berkshire Hathaway, Inc, Class B 2,808,591
666 (a) Coinbase Global, Inc, Class A 116,290
11,527 Jack Henry & Associates, Inc 1,821,727
8,130 Mastercard, Inc, Class A 4,062,236
8,682 Moody's Corp 3,787,523
19,418 Morgan Stanley 3,195,620
143,943 PayPal Holdings, Inc 6,510,542
9,170 (a) Robinhood Markets, Inc, Class A 635,481
8,050 (a) Rocket Cos, Inc, Class A 114,713
3,079 S&P Global, Inc 1,309,622
11,343 SEI Investments Co 890,085
11,700 (a) Toast, Inc, Class A 310,167
17,825 Visa, Inc, Class A 5,387,428
TOTAL FINANCIAL SERVICES 30,950,025
FOOD, BEVERAGE & TOBACCO - 2.0%
77,465 (a),(b) Beyond Meat, Inc 54,350
70,834 (a) Bridgford Foods Corp 527,713
49,597 Brown-Forman Corp, Class B 1,311,345
10,507 Cal-Maine Foods, Inc 831,629

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
17,322 Campbell's Company $ 385,761
42,479 (a) Celsius Holdings, Inc 1,507,155
1,900 Coca-Cola Consolidated, Inc 364,306
12,785 ConAgra Brands, Inc 200,980
4,472 Constellation Brands, Inc, Class A 670,800
42,135 (a) Freshpet, Inc 2,484,280
8,015 Hershey Co 1,666,238
242,394 (a) Monster Beverage Corp 17,563,869
16,394 (a) Vital Farms, Inc 231,483
TOTAL FOOD, BEVERAGE & TOBACCO 27,799,909
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
26,882 Abbott Laboratories 2,759,975
4,477 (a) agilon health, Inc 35,413
2,837 Becton Dickinson & Co 446,062
50,911 (a) Boston Scientific Corp 3,194,665
72,609 (a) Butterfly Network, Inc 293,340
9,791 Cardinal Health, Inc 2,068,936
845 Cencora, Inc 265,448
768 Embecta Corp 6,789
17,206 (a) Hims & Hers Health, Inc 357,197
17,865 (a),(b) LENSAR, Inc 106,475
4,308 McKesson Corp 3,727,971
313 (a) Novocure Ltd 3,412
5,045 (a) STAAR Surgical Co 94,342
19,914 Stryker Corp 6,543,541
5,222 (a) Tandem Diabetes Care, Inc 100,106
695 (a) TransMedics Group, Inc 69,090
1 (a) Venus Concept, Inc 0
TOTAL HEALTH CARE EQUIPMENT & SERVICES 20,072,762
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
51,011 Kenvue, Inc 879,430
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 879,430
INSURANCE - 0.1%
10,152 (a) Lemonade, Inc 636,327
1,077 Progressive Corp 213,505
TOTAL INSURANCE 849,832
MATERIALS - 0.6%
38,281 (a),(b) American Battery Technology Co 106,804
3,136 AngloGold Ashanti PLC 305,321
4,212 Ball Corp 248,971
13,576 CF Industries Holdings, Inc 1,762,708
6,845 (a) comScore, Inc 47,504
42,973 (a),(b) Critical Metals Corp 341,206
20,612 Hecla Mining Co 384,001
11,822 (a) MP Materials Corp 570,530
13,243 Newmont Corp 1,433,555
47,721 (a) NioCorp Developments Ltd 212,836
51,256 (a),(b) PureCycle Technologies, Inc 266,019
3,839 Sherwin-Williams Co 1,230,591
110,579 Tronox Holdings plc 1,080,357
TOTAL MATERIALS 7,990,403
MEDIA & ENTERTAINMENT - 14.0%
234,577 (c) Alphabet, Inc, Class A 67,454,962
166,170 (c) Alphabet, Inc, Class C 47,667,526
415 (a) AMC Entertainment Holdings, Inc, Class A 407
9,901 Cinemark Holdings, Inc 282,376
521,346 Comcast Corp, Class A 14,967,844
6,058 (a) EchoStar Corp, Class A 709,210
37,076 Fox Corp, Class A 2,165,238
12,565 (a) Liberty Media Corp-Liberty Formula One, Class C 1,068,276
12,499 (a) Live Nation Entertainment, Inc 1,906,222

Portfolio of Investments March 31, 2026
(continued)
QQQX

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
37,991 Match Group, Inc $ 1,166,704
78,458 Meta Platforms, Inc 44,888,176
25,957 New York Times Co, Class A 2,173,380
6,270 News Corp, Class B 178,758
34,128 Omnicom Group, Inc 2,570,180
80,688 Paramount Skydance Corp 727,806
2,330 (a) Reddit, Inc, Class A 313,734
21,177 (a) ROBLOX Corp, Class A 1,197,771
7,680 (a) Roku, Inc 726,682
14,585 (a),(b) Rumble, Inc 74,383
42,393 Saga Communications, Inc, Class A 495,998
6,037 (a) Spotify Technology S.A. 2,927,402
9,491 TKO Group Holdings, Inc 1,913,860
20,853 (a) Versant Media Group, Inc 771,978
TOTAL MEDIA & ENTERTAINMENT 196,348,873
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.5%
12,612 Agilent Technologies, Inc 1,437,516
66,016 (c) Amgen, Inc 23,227,730
803 (a) Arcus Biosciences, Inc 17,345
284 (a) Arvinas, Inc 3,010
2,642 (a) Capricor Therapeutics, Inc 80,317
4,646 (a) Charles River Laboratories International, Inc 801,435
16,193 Danaher Corp 3,070,193
2,706 Eli Lilly & Co 2,488,898
5,556 (a) Exelixis, Inc 238,297
172,825 Gilead Sciences, Inc 24,086,620
11,370 (a),(b) Humacyte, Inc 6,898
13,603 (a) Insmed, Inc 2,224,363
1,618 (a) Madrigal Pharmaceuticals, Inc 846,974
632 (a) Natera, Inc 126,394
5,971 (a),(b) Olema Pharmaceuticals, Inc 89,028
113,549 (a),(b) Recursion Pharmaceuticals, Inc, Class A 348,595
6,244 (a) Revolution Medicines, Inc 607,229
7,842 (a) Tarsus Pharmaceuticals, Inc 550,116
40,864 (a) Vaxcyte, Inc 2,374,607
383 (a) Waters Corp 114,057
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 62,739,622
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 26.0%
159,321 (a) Advanced Micro Devices, Inc 32,410,671
3,223 (a) Aehr Test Systems 119,509
10,295 Amkor Technology, Inc 463,584
93,667 (c) Analog Devices, Inc 29,799,219
165,056 (c) Applied Materials, Inc 56,414,490
2,212 (a) Astera Labs, Inc 242,435
22,644 (a),(b) Atomera, Inc 86,274
197,219 Broadcom, Inc 61,041,253
16,905 (a) Credo Technology Group Holding Ltd 1,586,872
7,479 (a) Enphase Energy, Inc 282,781
7,873 Entegris, Inc 923,031
6,091 (a) First Solar, Inc 1,201,511
6,866 (a) Lattice Semiconductor Corp 636,890
13,569 (a) MACOM Technology Solutions Holdings, Inc 3,013,268
6,123 Monolithic Power Systems, Inc 6,694,582
50,196 (a) Navitas Semiconductor Corp 440,219
812,732 (c) NVIDIA Corp 141,740,460
2,398 (a) Onto Innovation, Inc 491,758
11,574 Power Integrations, Inc 592,589
140,959 QUALCOMM, Inc 18,152,700
14,337 (a) Rigetti Computing, Inc 201,291
13,523 (a) Semtech Corp 1,039,783
9,889 (a) Silicon Laboratories, Inc 2,058,395
1,964 (a) SiTime Corp 678,267

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
9,085 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR $ 3,070,276
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 363,382,108
SOFTWARE & SERVICES - 13.3%
48,868 (a) Adobe, Inc 11,878,833
1,868 (a) Appfolio, Inc, Class A 294,808
8,474 (a) Applied Digital Corp 201,173
137,623 (a),(b) Aurora Innovation, Inc 567,007
52,492 (a) Autodesk, Inc 12,566,585
70,744 (a),(b) BigBear.ai Holdings, Inc 249,019
225,432 (a),(b) Bit Digital, Inc 295,316
31,150 (a),(b) Bitdeer Technologies Group, Class A 269,447
64,416 (a),(b) C3.ai, Inc, Class A 542,383
7,835 (a) Cerence, Inc 49,439
42,639 (a) Cipher Digital, Inc 548,764
3,132 (a) Circle Internet Group, Inc 298,824
38,854 (a),(b) Cleanspark, Inc 330,648
6,940 (a) Core Scientific, Inc 103,822
38,645 (a),(b) D-Wave Quantum, Inc 557,647
1,335 (a) Fair Isaac Corp 1,425,166
8,062 (a) Guidewire Software, Inc 1,205,753
12,793 (a) Hut 8 Corp 600,120
1,843 InterDigital, Inc 556,586
58,417 (a) MARA Holdings, Inc 476,683
277,250 Microsoft Corp 102,629,632
9,585 (a) Nutanix, Inc, Class A 364,326
40,479 Oracle Corp 5,954,866
10,963 (a),(b) Pagaya Technologies Ltd, Class A 127,719
196,393 (a) Palantir Technologies, Inc, Class A 28,728,368
24,964 (a) PTC, Inc 3,557,120
103,746 (a),(b) Rezolve AI plc 265,590
55,557 (a) Riot Platforms, Inc 686,684
22,714 Salesforce, Inc 4,240,022
34,765 (a) ServiceNow, Inc 3,634,681
41,245 (a),(b) SoundHound AI, Inc 283,353
43,897 (a),(b) Terawulf, Inc 633,434
8,086 (a) Trade Desk, Inc, Class A 183,471
2,332 (a) Tyler Technologies, Inc 798,430
17,534 (a) Unity Software, Inc 384,696
7,764 (a) Vertex, Inc, Class A 92,314
16,032 (a) Zeta Global Holdings Corp, Class A 255,229
TOTAL SOFTWARE & SERVICES 185,837,958
TECHNOLOGY HARDWARE & EQUIPMENT - 12.5%
5,073 (a) Aeva Technologies, Inc 66,761
516,270 (c) Apple, Inc 131,024,163
8,199 (a) Applied Optoelectronics, Inc 693,553
497,907 Cisco Systems, Inc 38,632,604
13,882 (a),(b) IonQ, Inc 400,218
8,099 (a) Keysight Technologies, Inc 2,286,914
1,264 (a) Lumentum Holdings, Inc 888,289
4,500 (a) Ouster, Inc 82,665
26,629 (a),(b) Quantum Computing, Inc 182,409
2,588 Ralliant Corp 107,635
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 174,365,211
TELECOMMUNICATION SERVICES - 0.4%
22,310 (a),(b) AST SpaceMobile, Inc 1,848,829
15,823 Spok Holdings, Inc 172,471
31,079 Telephone and Data Systems, Inc 1,308,426
55,601 Verizon Communications, Inc 2,791,170
TOTAL TELECOMMUNICATION SERVICES 6,120,896

Portfolio of Investments March 31, 2026
(continued)
QQQX

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
SHARES DESCRIPTION VALUE
TRANSPORTATION - 0.3%
11,239 Delta Air Lines, Inc $ 747,169
228 FedEx Corp 81,209
33,792 (a) Uber Technologies, Inc 2,430,658
4,685 (a) XPO, Inc 911,467
TOTAL TRANSPORTATION 4,170,503
UTILITIES - 1.1%
6,056 Atmos Energy Corp 1,118,664
4,647 CMS Energy Corp 360,514
15,895 NextEra Energy, Inc 1,476,328
17,908 NRG Energy, Inc 2,617,075
11,765 (a) Oklo, Inc 583,426
26,822 PG&E Corp 471,263
3,827 Public Service Enterprise Group, Inc 309,796
52,824 Southern Co 5,098,573
20,225 Vistra Corp 3,040,424
TOTAL UTILITIES 15,076,063
TOTAL COMMON STOCKS
(Cost $345,371,983) 1,380,612,383
SHARES DESCRIPTION VALUE
27161209 EXCHANGE-TRADED FUNDS - 1 .9% 27161209
41,000 (b) Invesco QQQ Trust Series 23,664,380
10,900 Vanguard Total Stock Market ETF 3,496,829
TOTAL EXCHANGE-TRADED FUNDS
(Cost $27,503,545) 27,161,209
TOTAL LONG-TERM INVESTMENTS
(Cost $372,875,528) 1,407,773,592
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.1%
14,529,640 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
3 .680% (e) 14,529,640
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $14,529,640) 14,529,640
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.0%
28,144,111 REPURCHASE AGREEMENTS - 2 .0% 28,144,111
$ 28,144,111 (f) Fixed Income Clearing Corporation 1 .060 04/01/26 28,144,111
TOTAL REPURCHASE AGREEMENTS
(Cost $28,144,111) 28,144,111
TOTAL SHORT-TERM INVESTMENTS
(Cost $28,144,111) 28,144,111
TOTAL INVESTMENTS - 103 .7%
(Cost $ 415,549,279 ) 1,450,447,343
OTHER ASSETS & LIABILITIES, NET -  (3.7)% (51,464,239)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,398,983,104
ADR American Depositary Receipt
ETF Exchange-Traded Fund
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $14,924,649.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(f) Agreement with Fixed Income Clearing Corporation, 1.060% dated 3/31/26 to be repurchased at $28,144,940 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 11/30/27, valued at $28,707,101.
Options Written
Type Description (a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call S&P 500 Index (140) $ (92,400,000) $ 6,600 4/17/26 $ (1,208,900)
Call NASDAQ 100 Stock INDEX (150) (361,500,000) 24,100 4/17/26 (4,836,000)
Call Invesco QQQ Trust (1,200) (75,000,000) 625 4/30/26 (109,800)
Call Invesco QQQ Trust (600) (37,800,000) 630 4/30/26 (33,900)
Call Invesco QQQ Trust (600) (37,500,000) 625 5/15/26 (153,300)
Call S&P 500 Index (75) (52,500,000) 7,000 5/15/26 (122,250)
Call S&P 500 Index (110) (77,000,000) 7,000 5/15/26 (314,600)
Call S&P 500 Index (110) (77,550,000) 7,050 5/15/26 (118,250)
Call S&P 500 Index (111) (78,810,000) 7,100 5/15/26 (77,700)
Total Options Written (premiums received $13,281,261) (3,096) $(890,060,000) $(6,974,700)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
QQQX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,380,612,383 $ – $ – $ 1,380,612,383
Exchange-Traded Funds 27,161,209 – – 27,161,209
Investments Purchased with Collateral from Securities
Lending 14,529,640 – – 14,529,640
Short-Term Investments:
Repurchase Agreements – 28,144,111 – 28,144,111
Investments in Derivatives:
Options Written (6,974,700) – – (6,974,700)
Total $ 1,415,328,532 $ 28,144,111 $ – $ 1,443,472,643